Provisions - Spanish Entities - Fair value of plan assets and insurance contracts linked to pensions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Insurance contracts linked to pensions
Fair value of insurance contracts linked to pensions at beginning of year	€ 174	€ 192
Fair value of insurance contracts linked to pensions at end of year	149	174	€ 192
Post-employment plans
Insurance contracts linked to pensions
Expected return on insurance contracts linked to pensions	1	1	2
Other similar obligations
Insurance contracts linked to pensions
Expected return on insurance contracts linked to pensions	0	0	0
Spain | Post-employment plans
Insurance contracts linked to pensions
Fair value of insurance contracts linked to pensions at beginning of year	174	192	210
Incorporation of Group companies, net	0	0	0
Expected return on insurance contracts linked to pensions	1	1	2
Benefits paid	(19)	(21)	(24)
Paid premiums	1	0	0
Actuarial gains/(losses)	(8)	2	4
Fair value of insurance contracts linked to pensions at end of year	149	174	192
Spain | Other similar obligations
Insurance contracts linked to pensions
Fair value of insurance contracts linked to pensions at beginning of year	0	0	0
Incorporation of Group companies, net	0	0	0
Expected return on insurance contracts linked to pensions	0	0	0
Benefits paid	0	0	0
Paid premiums	0	0	0
Actuarial gains/(losses)	0	0	0
Fair value of insurance contracts linked to pensions at end of year	0	0	0
Spain | Plan Assets | Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	1,542	1,547	1,500
Incorporation of Group companies, net	6	0	0
Expected return on plan assets	12	13	19
Gains/(losses) on settlements	(22)	0	0
Benefits paid	(263)	(94)	(108)
Contributions/(surrenders)	15	5	8
Actuarial gains/(losses)	(76)	76	128
Exchange differences and other items	3	(5)	0
Fair value of plan assets at end of year	1,217	1,542	1,547
Spain | Plan Assets | Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	12	14	15
Incorporation of Group companies, net	0	0	0
Expected return on plan assets	0	0	0
Gains/(losses) on settlements	0	0	0
Benefits paid	(2)	(2)	(2)
Contributions/(surrenders)	0	0	0
Actuarial gains/(losses)	0	0	0
Exchange differences and other items	0	0	1
Fair value of plan assets at end of year	€ 10	€ 12	€ 14